SEGMENTED INFORMATION Schedule of revenue by geographical region (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUE AND PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Revenue	$ 441,860	$ 397,321	$ 333,175
Americas [Member]
REVENUE AND PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Revenue	135,560	101,240	83,890
Europe, Middle East and Africa [Member]
REVENUE AND PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Revenue	91,839	79,904	90,724
Asia-Pacific [Member]
REVENUE AND PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Revenue	$ 214,461	$ 216,177	$ 158,561